INTANGIBLE LEASE ASSETS AND LIABILITIES (Schedule of Finite-Lived Intangible Assets Amortization Expense) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of below-market leases	$ 1,267	$ 1,666	$ 2,666	$ 3,482	$ 6,253	$ 8,448	$ 9,503
Acquired in-place leases and other intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization expense	5,615	8,880	11,555	18,354	32,058	45,559	46,602
Above-market leases
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 729	$ 1,177	$ 1,637	$ 2,467	$ 4,315	$ 6,740	$ 7,304